Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 69.5%
	AEROSPACE & DEFENSE - 1.0%
508,000	Boeing Co.	1.167	2/4/2023	$ 510,071

	APPAREL & TEXTILE PRODUCTS - 3.6%
1,086,000	Ralph Lauren Corp.	1.700	6/15/2022	1,104,089
715,000	VF Corp.	2.050	4/23/2022	726,734
				1,830,823
	AUTOMOTIVE - 4.7%
300,000	General Motors Financial Co., Inc.	4.375	9/25/2021	304,650
515,000	General Motors Financial Co., Inc.	3.450	1/14/2022	524,302
283,000	General Motors Financial Co., Inc., 3 M Libor + 1.55% #	1.736	1/14/2022	285,412
553,000	Toyota Motor Credit Corp.	0.450	7/22/2022	554,405
719,000	Toyota Motor Credit Corp., 3M Libor + 0.32% #	0.330	4/6/2023	720,048
				2,388,817
	BANKING - 6.9%
452,000	Citibank NA, 3M Libor + 0.57% #	0.743	7/23/2021	452,322
200,000	Citigroup, Inc.	2.900	12/8/2021	202,748
492,000	Citigroup, Inc., 3M Libor + 0.96% #	1.136	4/25/2022	495,779
200,000	Fifth Third Bancorp	3.500	3/15/2022	204,861
979,000	Fifth Third Bank NA, 3M Libor + 0.64% #	0.845	2/1/2022	983,284
453,000	JPMorgan Chase & Co.	3.200	1/25/2023	475,700
250,000	KeyBank NA, 3M Libor + 0.66% #	0.865	2/1/2022	251,078
250,000	US Bank NA, 3M Libor + 0.18% #	0.366	1/21/2022	250,226
199,000	Wells Fargo & Co., 3 M Libor + 1.03% #	1.201	7/26/2021	199,438
17,000	Wells Fargo & Co.	3.500	3/8/2022	17,466
				3,532,902
	BEVERAGES - 3.8%
41,000	Constellation Brands, Inc.	2.700	5/9/2022	41,865
1,060,000	Constellation Brands, Inc.	2.650	11/7/2022	1,094,005
822,000	Keurig Dr. Pepper, Inc.	3.551	5/25/2021	823,601
				1,959,471
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.5%
832,000	AbbVie, Inc.	2.300	11/21/2022	856,271
218,000	AbbVie, Inc.	3.250	10/1/2022	225,356
112,000	Amgen, Inc.	2.700	5/1/2022	113,951
1,083,000	Mylan N.V.	3.150	6/15/2021	1,085,315
				2,280,893
	CHEMICALS - 2.0%
1,022,000	The Sherwin-Williams Co.	4.200	1/15/2022	1,039,883

	ELECTRIC & GAS MARKETING & TRADING - 2.3%
1,186,000	Con Edison Co. of NY, Inc., 3M Libor + 0.40% #	0.601	6/25/2021	1,186,694

	ELECTRIC UTILITIES - 3.6%
301,000	Dominion Energy, Inc.	2.000	8/15/2021	301,905
100,000	Dominion Energy, Inc.	2.750	1/15/2022	101,488
803,000	Duke Energy Florida LLC, 3M Libor + 0.25% #	0.440	11/26/2021	803,655
265,000	Duke Energy Progress LLC, 3M Libor + 0.18% #	0.369	2/18/2022	264,979
322,000	Southern Co.	0.600	2/26/2024	321,496
35,000	Virginia Electric & Power Co.	2.950	1/15/2022	35,419
				1,828,942
	ENGINEERING & CONSTRUCTION - 0.4%
91,000	Nature Conservancy	0.317	7/1/2021	91,000
91,000	Nature Conservancy	0.367	7/1/2022	90,972
				181,972
	ENTERTAINMENT CONTENT - 2.1%
1,010,000	TWDC Enterprises 18 Corp., 3M Libor + 0.39% #	0.573	3/4/2022	1,013,186
50,000	TWDC Enterprises 18 Corp.	2.125		51,143
				1,064,329
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	HEALTH CARE FACILITIES & SERVICES - 4.6%
234,000	Anthem, Inc.	3.125	5/15/2022	$ 240,826
138,000	CommonSpirit Health	2.950	11/1/2022	142,767
994,000	Laboratory Corp of America Holdings	3.200	2/1/2022	1,014,953
972,000	UnitedHealth Group, Inc., 3M Libor + 0.26% #	0.444	6/15/2021	972,278
				2,370,824
	HOUSEHOLD PRODUCTS - 0.6%
299,000	The Clorox Co.	3.800	11/15/2021	304,581

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
37,000	Goldman Sachs Group, Inc.	5.750	1/24/2022	38,461
121,000	Goldman Sachs Group, Inc.	0.481	1/27/2023	121,079
201,000	Morgan Stanley	5.500	7/28/2021	203,467
814,000	Morgan Stanley	2.750	5/19/2022	835,076
				1,198,083
	LEISURE FACILITIES & SERVICES - 2.5%
70,000	McDonald's Corp.	3.625	5/20/2021	70,109
628,000	McDonald's Corp., 3M Libor + 0.43% #	0.614	10/28/2021	629,159
561,000	Starbucks Corp.	3.100	3/1/2023	588,163
				1,287,431
	MACHINERY - 1.5%
276,000	Caterpillar Financial Services Corp., 3M Libor + 0.39% #	0.582	5/17/2021	276,046
483,000	Parker-Hannifin Corp.	3.500	9/15/2022	503,055
				779,101
	MEDICAL EQUIPMENT & DEVICES - 2.1%
1,020,000	Becton Dickinson and Co.	2.894	6/6/2022	1,046,217

	OIL & GAS PRODUCERS - 2.0%
1,000,000	Chevron USA, Inc., 3M Libor + 0.11% #	0.311	8/12/2022	1,000,726

	RETAIL - DISCRETIONARY - 2.8%
150,000	Home Depot, Inc., 3M Libor + 0.31% #	0.501	3/1/2022	150,367
1,254,000	Lowe's Cos, Inc.	3.800	11/15/2021	1,266,181
				1,416,548
	SOFTWARE - 2.3%
1,063,000	Oracle Corp.	1.900	9/15/2021	1,068,007
78,000	Oracle Corp.	2.500	5/15/2022	79,493
				1,147,500
	SPECIALTY FINANCE - 3.0%
443,000	American Express Co., 3M Libor + 0.53% #	0.884	5/17/2021	445,248
61,000	Capital One Financial Corp., 3M Libor + 0.95% #	1.135	3/9/2022	61,391
985,000	Synchrony Financial	2.850	7/25/2022	1,009,176
				1,515,815
	TECHNOLOGY HARDWARE - 0.6%
305,000	Apple, Inc., 3M Libor + 0.50% #	0.691	2/9/2022	306,188

	TELECOMMUNICATIONS - 2.8%
446,000	AT&T, Inc., 3M Libor + 0.75% #	0.941	6/1/2021	446,263
872,000	AT&T, Inc., 3M Libor + 0.95% #	1.134	7/15/2021	873,568
132,000	Verizon Communications, Inc., 3M Libor + 1.00% #	1.190	3/16/2022	133,097
				1,452,928
	TRANSPORTATION & LOGISTICS - 5.8%
504,000	FedEx Corp.	3.400	1/14/2022	515,087
1,007,000	Norfolk Southern Corp.	3.000	4/1/2022	1,025,100
789,000	Penske Truck Leasing Co. LP 144A	3.375	2/1/2022	802,586
160,000	Penske Truck Leasing Co. LP 144A	4.875	7/11/2022	168,085
283,000	Ryder System, Inc.	3.450	11/15/2021	286,931
152,000	Ryder System, Inc.	2.500	9/1/2022	156,058
				2,953,847
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	WHOLESALE - CONSUMER STAPLES - 1.7%
882,000	PepsiCo., Inc., 3M Libor + 0.53% #	0.724	10/6/2021	$ 884,134

	TOTAL CORPORATE BONDS (Cost $35,440,620)			35,468,720

	MUNICIPAL BONDS - 14.8%
	APPROPRIATION - 1.8%
700,000	Kansas Development Finance Authority	5.000	6/1/2021	702,517
225,000	Michigan State Building Authority	0.391	4/15/2022	225,534
				928,051
	BOND BANK - 1.5%
715,000	Indianapolis Local Public Improvement Bond Bank	5.000	6/1/2022	751,516

	CITY - 0.7%
60,000	City of Waterbury CT	4.191	12/1/2022	63,608
215,000	Port Authority of Houston of Harris County Texas	5.000	10/1/2021	219,303
40,000	Town of Stratford CT	4.000	7/1/2021	40,238
50,000	Town of Stratford CT	5.000	7/1/2022	52,715
				375,864
	COUNTY - 2.7%
75,000	County of Passaic NJ	2.000	11/1/2021	75,708
200,000	County of Suffolk NY	2.000	7/22/2021	200,785
635,000	County of Westchester NY	2.500	7/1/2022	651,629
400,000	County of Westchester NY	2.500	7/1/2023	417,934
				1,346,056
	ECONOMY & INDUSTY DEVELOPMENT- 1.2%
432,000	New Jersey Economic Development Authority *	0.000	2/15/2022	430,343
205,000	New York State Energy Research & Development Authority	1.624	10/1/2022	205,980
				636,323
	GOVERNMENT LEASE - 0.5%
155,000	County of Pima AZ	0.376	12/1/2021	155,072
100,000	County of Pima AZ	0.476	12/1/2022	100,089
				255,161
	HIGHER EDUCATION - 1.6%
150,000	Hempstead Town Local Development Corp.	5.000	7/1/2022	151,093
75,000	New York State Dormitory Authority	1.286	7/1/2021	75,111
350,000	Pennsylvania Economic Development Financing Authority	0.293	6/15/2022	350,473
45,000	Pennsylvania Higher Educational Facilities Authority	5.000	5/1/2022	47,102
195,000	Pennsylvania State University	1.090	9/1/2021	195,550
				819,329
	HOSPITALS - 0.2%
70,000	Maine Health & Higher Educational Facilities Authority	5.000	7/1/2021	70,539
20,000	Maine Health & Higher Educational Facilities Authority	5.000	7/1/2021	20,151
				90,690
	MISCELLANEOUS TAX - 0.3%
105,000	City of Rio Rancho NM	3.000	6/1/2021	105,216
40,000	City of Rio Rancho NM	0.390	6/1/2022	40,009
				145,225
	NURSING & ASSISTED LIVING - 2.0%
1,000,000	Connecticut Housing Finance Authority	0.450	6/15/2022	1,001,538

	SCHOOL DISTRICTS - 0.5%
30,000	Amarillo Independent School District	0.267	2/1/2022	30,044
50,000	City of West Haven CT	3.000	3/15/2022	51,172
85,000	Clint Independent School District *	0.000	2/15/2022	84,766
105,000	El Paso Independent School District *	0.000	8/15/2021	104,942
				270,924
	STATES - 0.1%
60,000	State of Georgia	5.000	7/1/2021	60,470

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	WATER & SEWER - 1.7%
255,000	County of King WA Sewer Revenue	0.370	1/1/2022	$ 255,422
75,000	Louisville and Jefferson County Metropolitan Sewer District	0.290	5/15/2021	75,002
150,000	Missouri State Environmental Improvement & Energy Resources Authority	0.261	7/1/2021	150,025
120,000	Missouri State Environmental Improvement & Energy Resources Authority	0.311	1/1/2022	120,121
100,000	Missouri State Environmental Improvement & Energy Resources Authority	0.381	7/1/2022	100,169
170,000	Soquel Creek Water District	0.303	3/1/2022	170,222
				870,961

	TOTAL MUNICIPAL BONDS (Cost $7,543,283)			7,552,108

	U.S. TREASURY BILLS - 6.3%
3,200,000	United States Treasury Bill, 3M Libor + 0.06% # (Cost $3,200,301)	0.075	7/31/2022	3,201,935

	U.S. TREASURY NOTES - 2.1%
1,100,000	United States Treasury Note 3M Libor + 0.11% # (Cost $1,100,765)	0.134	4/30/2022	1,101,216

	TOTAL INVESTMENTS - 92.7% (Cost - $47,284,969)			$ 47,323,979
	OTHER ASSETS LESS LIABILITIES - 7.3%			3,704,503
	NET ASSETS - 100.0%			$ 51,028,482

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2021 144A securities amounted to $970,671 or 1.90% of net assets.
* Zero Coupon Bonds
# Floating Rate Bond - Rate represented is as of April 30, 2021.
3M Libor - A 3-month average of the LIBOR index.
LLC - Limited Liability Company
LP - Limited Partnership